Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other current assets [abstract]
VAT Receivable	$ 550	$ 478
Prepaid expenses - third party	1,153	985
Contingent consideration receivable	101	120
Other current receivables	1,141	1,097
Other current assets	514	288
Total other current assets	$ 3,459	$ 2,968